Shareholder Report, Holdings (Details) - C000264672	Feb. 28, 2026
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	11.90%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
StateIllinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
StateNorth Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.10%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	3.90%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Housing
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Education
Holdings [Line Items]
Percent of Net Asset Value	12.40%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Electric
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	4.40%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%